Financial Instruments (AOCI Reclassifications) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments Gain Loss Reclassified From Accumulated Other Comprehensive Income Into Income Net Of Tax	$ 457	$ 3,169
Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	704	506
Derivative Instruments Gain Loss Reclassified From Accumulated Other Comprehensive Income Into Income Net Of Tax	457	329
Cash Flow Hedging [Member] | Income Tax Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments, Gain (Loss) Reclassified From Accumulated Other Comprehensive Income (Loss) Into Income, Tax Effect	(247)	(177)
Interest Rate Swap [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments Gain Loss Reclassified From Accumulated Other Comprehensive Income Into Income Net Of Tax	0	2,840
Interest Rate Swap [Member] | Cash Flow Hedging [Member] | Interest Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	0	(1,830)
Interest Rate Swap [Member] | Cash Flow Hedging [Member] | Net Gain Loss On Financial Instruments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) on Discontinuation of Cash Flow Hedge Due to Forecasted Transaction Probable of Not Occurring, Net	0	4,370
Interest Rate Swap [Member] | Cash Flow Hedging [Member] | Income Tax Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Tax Impact Of Gain Loss On Discontinuation Of Cash Flow Hedge Due To Forecasted Transaction Probable Of Not Occurring	0	(1,530)
Commodity Contract [Member] | Cash Flow Hedging [Member] | Operating Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	$ 704	$ 2,336